                                      OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                     Supplement dated October 15, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The Statement of Additional Information is changed as follows:

The following information should be added to the section on page 29 titled Trustees and Officers of the Fund:

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Joel W. Motley,                  Director (January 2002-present), Columbia Equity Financial Corp.
Trustee since 2002               (privately-held financial adviser); Managing Director (January
Age: 50                          2002-present), Carmona Motley, Inc. (privately-held financial adviser); Formerly he held the following positions: Managing Director
                                 (January 1998-December 2001), Carmona Motley Hoffman Inc.
                                 (privately-held financial adviser); Managing Director (January
                                 1992-December 1997), Carmona Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
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October 15, 2002                                                                        740PX012